Audit Information	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor Information [Abstract]
Auditor Firm ID	6907	5910	5395
Auditor Name	Enrome LLP	Summit Group CPAs, P.C. (formerly known as “Yu Certified Public Accountant, P.C.”)	Marcum Asia CPAs LLP
Auditor Location	Singapore	New York, New York	New York, New York